Fair Value Of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2014 Defaulted charterer	Dec. 31, 2013 Defaulted charterer	Mar. 31, 2014 Defaulted charterer
Fair value of financial instruments
Other income							$ 4,623
Prepaid expenses and other current assets	5,514		5,514		4,563		3,446	2,258
Other long-term assets	1,304		1,304		5,533		1,177
Change in fair value of other assets	0	0	1,188	0		1,188
Impairment loss and loss on sale of vessel	904	0	12,594	0		972
Proceeds from sale of receivable						$ 2,463